PLANTS AND EQUIPMENT, NET (Details) - USD ($)		12 Months Ended
	Nov. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At Cost [Abstract]
Plants and equipment, gross		$ 4,087,376	$ 3,890,211
Less: accumulated depreciation		(2,786,150)	(2,851,020)
Plants and equipment, net		1,301,226	1,039,191
Amortization of land use rights			420,834	$ 458,829
Disposed land use rights and buildings for consideration	$ 34,326,979
Gain from disposal of plant and equipment	$ 7,005,446	0	7,005,446	0
Depreciation expenses		589,576	1,350,922	1,544,900
Impairment loss		6,215	58,760	$ 0
Machinery and Equipment [Member]
At Cost [Abstract]
Plants and equipment, gross		2,068,056	1,972,035
Leasehold Improvement [Member]
At Cost [Abstract]
Plants and equipment, gross		899,538	652,520
Office Equipment [Member]
At Cost [Abstract]
Plants and equipment, gross		818,703	950,106
Motor Vehicles [Member]
At Cost [Abstract]
Plants and equipment, gross		$ 301,079	$ 315,550